Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	PNC FUNDS
Central Index Key	0000778202
Amendment Flag	false
Document Creation Date	Jul 1, 2013
Document Effective Date	Jul 1, 2013
Prospectus Date	Sep 28, 2012
PNC S&P 500 INDEX FUND | CLASS A
Risk/Return:
Trading Symbol	PIIAX
PNC S&P 500 INDEX FUND | CLASS C
Risk/Return:
Trading Symbol	PPICX

PNC S&P 500 INDEX FUND
PNC S&P 500 INDEX FUND

Supplement dated July 1, 2013 to the

PNC Equity Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following supersedes information included in paragraph K of the supplement dated June 4, 2013 to the prospectus which affected the “Fund Fees and Expenses” section of PNC S&P 500 Index Fund.  Therefore, the “Fund Fees and Expenses” section of PNC S&P 500 Index Fund on page 28 of the prospectus is deleted in its entirety and replaced with the following:

FUND FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.  You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.  More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 56 and in the “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC S&P 500 INDEX FUND		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		2.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	0.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. A contingent deferred sales charge of 0.50% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC S&P 500 INDEX FUND	CLASS A		CLASS C
Management Fees	0.15%		0.15%
Distribution (12b-1) Fees	none	[1]	0.75%
Other Expenses	0.45%		0.45%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.20%		0.20%
Total Annual Fund Operating Expenses	0.60%		1.35%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than 0.005%. This commitment continues through September 27, 2013, at which time the Board will determine whether to renew, revise or discontinue it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC S&P 500 INDEX FUND (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS A	310	458	620	1,090
CLASS C	237	428	739	1,624

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
PNC S&P 500 INDEX FUND CLASS C	137	428	739	1,624

Information regarding the above in the Prospectus, including any supplements thereto, is updated accordingly.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000778202_SupplementTextBlock

Supplement dated July 1, 2013 to the

PNC Equity Funds Class A & C Shares Prospectus

dated September 28, 2012

This Supplement provides new and additional information beyond that contained in the above-mentioned prospectus and should be read in conjunction with such prospectus.

Effective immediately, the following supersedes information included in paragraph K of the supplement dated June 4, 2013 to the prospectus which affected the “Fund Fees and Expenses” section of PNC S&P 500 Index Fund.  Therefore, the “Fund Fees and Expenses” section of PNC S&P 500 Index Fund on page 28 of the prospectus is deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	PNC S&P 500 INDEX FUND
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.  You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.  More information about these and other discounts is available from your financial intermediary and in the “Sales Charges” section of the Fund’s prospectus on page 56 and in the “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. A contingent deferred sales charge of 0.50% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $100,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

Information regarding the above in the Prospectus, including any supplements thereto, is updated accordingly.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	0.50%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-09-27
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	310
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	458
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	620
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,090
CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	237
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	428
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	739
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	428
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	739
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,624

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. A contingent deferred sales charge of 0.50% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class A Shares purchased in the amount of $1,000,000 or more prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the purchase date. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 12 months from the date of purchase. Class C Shares purchased prior to May 1, 2013 will be subject to the contingent deferred sales charge for 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than 0.005%. This commitment continues through September 27, 2013, at which time the Board will determine whether to renew, revise or discontinue it.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2012